Interest-bearing Deposits (Detail Textuals) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Interest-bearing deposits in denominations of $100,000 or more	$ 106,783,393	$ 110,971,051